Shareholder Fees - Class N - NICHOLAS LTD EDITION INC - Class N	Jan. 29, 2021 USD ($)
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee	$ (15.00)
Exchange Fee (as a percentage of Amount Redeemed)	none